Statutory Prospectus Supplement dated July 31, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R and Y shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
The following changes are effective September 24, 2012:
▪	Class A5, B5, C5 and R5 shares are renamed Class AX, BX, CX and RX shares, respectively, and all references in the Prospectus to Class A5, B5, C5, and R5 shares are hereby deleted and replaced with Class AX, BX, CX and RX shares, respectively.

▪	For Category II Initial Sales Charge, the first breakpoint at which investors may qualify for sales charge discounts will be changed from $50,000 to $100,000 and the maximum sales charge imposed on Class A shares will change from 4.75% to 4.25%.

▪	Category IV Initial Sales Charge on purchases greater than $500,000 is eliminated.
Statutory Prospectus Supplement dated July 31, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Global Opportunities Fund
Invesco Select Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund	Invesco Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund	Invesco Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund	Invesco Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund	Invesco New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund	Invesco Small Cap Discovery Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund